Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities:
Held-to-maturity (fair value of $40,669 and $43,204)	$ 40,905
Loans (includes $- and $422, at fair value)	64,458	$ 63,703
Allowance for loan losses	(169)	(157)
Goodwill	17,316	17,618
Intangible assets	3,598	3,842
Other assets (includes $1,339 and $1,087, at fair value)	20,954	19,626
Total assets	333,469	393,780
Deposits:
Long-term debt (includes $363 and $359, at fair value)	24,463	21,547
Total liabilities	293,889	354,805
Temporary equity
Redeemable noncontrolling interests	151	200
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 35,826 and 25,826 shares	3,542	2,552
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,333,706,427 and 1,312,941,113 shares	13	13
Additional paid-in capital	25,962	25,262
Retained earnings	22,621	19,974
Accumulated other comprehensive loss, net of tax	(3,765)	(2,600)
Less: Treasury stock of 286,218,126 and 227,598,128 common shares, at cost	(9,562)	(7,164)
Total The Bank of New York Mellon Corporation shareholders’ equity	38,811	38,037
Nonredeemable noncontrolling interests of consolidated investment management funds	618	738
Total permanent equity	39,429	38,775
Total liabilities, temporary equity and permanent equity	333,469	393,780
Investment Management funds
Securities:
Trading assets	979	1,228
Other assets	252	173
Subtotal assets of consolidated investment management funds, at fair value	1,231	1,401
Deposits:
Trading liabilities	282	229
Other liabilities	33	17
Subtotal liabilities of consolidated investment management funds, at fair value	315	246
Operating segments
Cash and due from:
Banks	4,822	6,537
Interest-bearing deposits with the Federal Reserve and other central banks	58,041	113,203
Interest-bearing deposits with banks	15,086	15,146
Federal funds sold and securities purchased under resale agreements	25,801	24,373
Securities:
Held-to-maturity (fair value of $40,669 and $43,204)	40,905	43,312
Available-for-sale	73,822	75,867
Total securities	114,727	119,179
Trading assets	5,733	7,368
Loans (includes $- and $422, at fair value)	64,458	63,703
Allowance for loan losses	(169)	(157)
Net loans	64,289	63,546
Premises and equipment	1,303	1,379
Accrued interest receivable	568	562
Goodwill	17,316	17,618
Intangible assets	3,598	3,842
Other assets (includes $1,339 and $1,087, at fair value)	20,954	19,626
Other assets	1,339	1,087
Total assets	332,238	392,379
Deposits:
Noninterest-bearing (principally U.S. offices)	78,342	96,277
Interest-bearing deposits in U.S. offices	52,049	51,704
Interest-bearing deposits in Non-U.S. offices	91,099	131,629
Total deposits	221,490	279,610
Federal funds purchased and securities sold under repurchase agreements	9,989	15,002
Trading liabilities	4,389	4,501
Payables to customers and broker-dealers	20,987	21,900
Other borrowed funds	754	523
Accrued taxes and other expenses	5,867	5,986
Other liabilities (including allowance for lending-related commitments of $112 and $118, also includes $597 and $392, at fair value)	5,635	5,490
Long-term debt (includes $363 and $359, at fair value)	24,463	21,547
Other liabilities	597	392
Total liabilities	293,574	354,559
Operating segments | Investment Management funds
Securities:
Trading assets	979	1,228
Other assets	252	173
Subtotal assets of consolidated investment management funds, at fair value	1,231	1,401
Deposits:
Trading liabilities	282	229
Other liabilities	33	17
Subtotal liabilities of consolidated investment management funds, at fair value	$ 315	$ 246